SUBSEQUENT EVENTS	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

9.SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through the date the unaudited condensed financial statements were issued require potential adjustment to or disclosure in the unaudited condensed financial statements. Other than as described below, the Company concluded that there have been no events that have occurred that would require adjustments to the unaudited condensed financial statements.

In July 2023, the Sponsor deposited $1,200,000 into the Trust Account pursuant to the Promissory Note issued by the Company to the Sponsor.

On July 21, 2023, Morgan Stanley & Co. LLC, one of the participating underwriters in the Company’s Initial Public Offering, waived its entitlement to its respective portion of the total deferred underwriting commissions of $5.0 million.

On July 24, 2023, the Company amended and restated the Promissory Note, pursuant to which the Sponsor agreed to make Additional Contributions, following the approval and implementation of the Second Extension. The Additional Contributions, which will be paid monthly (or a pro rata portion thereof if less than a full month), began on August 2, 2023, and thereafter on the first day of each month (or if such first day is not a business day, on the business day immediately preceding such first day) until the A&R Note Maturity Date. The Amended and Restated Promissory Note does not bear any interest, and is repayable by the Company to the Sponsor upon the A&R Note Maturity Date.

In August 2023, the Sponsor deposited $1,162,909 into the Trust Account pursuant to the Amended and Restated Promissory Note issued by the Company to the Sponsor. As of August 8, 2023, the Company has borrowed $8,277,195 under the Amended and Restated Promissory Note.

On August 1, 2023, the Company held a special meeting of shareholders and approved a proposal to amend the Company’s amended and restated memorandum and articles of association in accordance with the Second Extension.

9.SUBSEQUENT EVENTS

Management has evaluated subsequent events to determine if events or transactions occurring through the date the financial statements were issued require potential adjustment to or disclosure in the financial statements. Other than as described below, the Company concluded that there have been no events that have occurred that would require adjustments to the financial statements.

Subsequent to December 31, 2022, the Company drew $600,000 against the Working Capital Loan with the Sponsor for ongoing business expenses and the Business Combination. As of February 28, 2023, the Company had $2,100,000 outstanding borrowings under the Working Capital Loan.

On January 26, 2023, the Company entered into a non-interest bearing promissory note with the Sponsor, pursuant to which the Sponsor agreed to make monthly deposits directly to the Trust Account of $0.03 for each outstanding Class A ordinary share, up to a maximum of $1.2 million per month, beginning on February 3, 2023. The promissory note will be repaid on the earlier of (i) the close of the Proposed Business Combination, or (ii) August 4, 2023. In February, 2023, the Sponsor deposited approximately $1.1 million into the Trust Account.

On February 2, 2023, the Company held an extraordinary general meeting of shareholders and approved a proposal to amend the Company’s amended and restated memorandum and articles of association to extend the date by which the Company has to consummate an initial business combination from February 4, 2023 to August 4, 2023, or such earlier date as the Company’s board of directors may determine approve in accordance with the amended and restated memorandum and articles of association. In connection with the approval of the Extension, shareholders elected to redeem an aggregate of 53,002,919 ordinary shares, of which the Company paid cash from the Trust Account in the aggregate amount of approximately $539.0 million (approximately $10.17 per share) to redeeming shareholders.